Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 7,356	$ 16,012
Put Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	0	8,212
Put Option [Member] | Short [Member] | Interest Rate Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	4,356	0
Call Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	0	7,800
Call Option [Member] | Short [Member] | Interest Rate Contract [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 3,000	$ 0